January 28, 2005



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Growth and Income Fund
         File Nos. 333-121446 and 811-08413

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE, File Nos. 333-121446/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2005.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan